Consolidated Statement of Changes in Shareholders' (Deficit) (USD $)	Total	Accrued Interest	Bonus Share	Conversion Features one	Conversion Features two	Conversion Features three	Conversion Features Four	Conversion Features Five	Exercise Price 1	Exercise Price 2	Exercise Price 3	Issuance During Period 1st	Issuance During Period 2nd	Issuance During Period 3rd	Issuance During Period 4th	Preferred Stock	Common Stock	Common Stock Accrued Interest	Common Stock Bonus Share	Common Stock Conversion Features one	Common Stock Conversion Features two	Common Stock Conversion Features three	Common Stock Conversion Features Four	Common Stock Conversion Features Five	Common Stock Exercise Price 1	Common Stock Exercise Price 2	Common Stock Exercise Price 3	Common Stock Issuance During Period 1st	Common Stock Issuance During Period 2nd	Common Stock Issuance During Period 3rd	Common Stock Issuance During Period 4th	Common Stock Payable	Common Stock Payable Accrued Interest	Common Stock Payable Bonus Share	Additional Paid-in Capital	Rescission Amount	Stock for Prepaid Services	Accumulated Deficit
Beginning balance at May. 31, 2012	$ (3,973,434)															$ 451,993	$ 15,050,261															$ 388,000			$ 8,319,830	$ (3,749,000)		$ (24,434,518)
Beginning balance, shares at May. 31, 2012																98,900	28,746,672
Rescission expirations and exclusions	3,212,500																																			3,212,500
Amortization of deferred offering costs related to rescission liability	(580,392)															(158,902)	(377,258)																		(44,232)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares																(3,800)	38,000			756,000	5,604
Common shares issued to extinguish promissory notes payable, convertible debt and related interest																(19,000)	19,000
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, value	567,000			567,000	4,203															567,000	4,203
Series B Convertible Preferred Stock Dividends, shares																	4,380
Series B Convertible Preferred Stock Dividends, value																	2,190																		(2,190)
Common Stock issued related to legal settlement																	388,000															(388,000)
Exercise of Common Stock warrants, shares																									750,000	5,000
Common Stock issued related to legal settlement, shares																	400,000
Exercise of Common Stock warrants, Value									187,500	5,000															187,500	5,000
Common Stock issued for services to consultants, shares																	60,000
Common Stock issued for services to consultants, value																	160,800																				(160,800)
Common stock issuable, value		10,278	107,500																														10,278	107,500
Amortization of prepaid stock services	160,800																																				160,800
Common Stock issued for services to directors, shares																												7,810	16,230	12,500	14,980
Common Stock issued for services to directors, Value												12,496	12,497	12,500	11,984													12,496	12,497	12,500	11,984
Exercise of Common Stock options, shares																											25,000
Exercise of Common Stock options, Value											8,500																8,500
Stock issued in payment of accounts payable, shares																	66,116
Issuance of common stock for accounts payable, value	80,000																80,000
Stock-based compensation	3,261,951																																		3,261,951
Debt discount related to warrants and beneficial conversion feature associated with convertible debt	6,243,502																																		6,243,502
Net loss at year ended	(9,568,301)																																					(9,568,301)
Ending Balance at May. 31, 2013	(223,916)															274,091	16,144,673															117,778			17,778,861	(536,500)		(34,002,819)
Ending balance, shares at May. 31, 2013																95,100	30,908,292
Rescission expirations and exclusions	158,500																																			158,500
Amortization of deferred offering costs related to rescission liability	(28,636)															(7,840)	(20,796)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares																				2,046,148	1,493,333	24,363	16,117	21,963
Proceeds from unit offering, shares																	20,989,494
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, value	2,459,000			1,330,000	1,120,000	15,837	12,088	10,012												1,330,000	1,120,000	15,837	12,088	10,012
Proceeds from unit offering	13,642,667																13,642,667
Deferred offering costs	(2,084,063)																(2,084,063)
Inducement warrants	193,160																																		193,160
Exercise of Common Stock warrants, shares																	50,000
Exercise of Common Stock warrants, Value	50,000																50,000
Common stock issuable, share																		150,000	53,601
Common stock issuable, value		64,722	35,139															75,000	72,361														(10,278)	(107,500)
Stock-based compensation	928,413																																		928,413
Debt discount related to warrants and beneficial conversion feature associated with convertible debt	1,200,000																																		1,200,000
Net loss at year ended	(12,431,413)																																					(12,431,413)
Ending Balance at May. 31, 2014	$ 3,922,232															$ 266,251	$ 30,367,779																		$ 20,100,434	$ (378,000)		$ (46,434,232)
Ending balance, shares at May. 31, 2014																95,100	55,753,311